Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 340,000
Previously Paid Amount	0.00
Total Fee Amount	46.95
Total Offset Amount	0.00
Net Fee	46.95
Narrative - Max Aggregate Offering Price	$ 340,000
Final Prospectus	true